Property, Plant and Equipment - Summary of assets subject to operating leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	$ 1,072,050.3		$ 1,062,542.3
Additions	564,283.0		300,024.4	$ 322,493.9
Ending balance	1,352,377.4	$ 45,214.9	1,072,050.3	1,062,542.3
Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Ending balance	63.5
Cost [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	3,372,779.1		3,080,615.1	2,773,250.8
Additions			300,024.4	322,493.9
Ending balance			3,372,779.1	3,080,615.1
Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	2,300,728.8		2,018,072.8	1,775,473.1
Additions			288,124.9	255,796.0
Ending balance			2,300,728.8	2,018,072.8
Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Ending balance	63.5
Buildings [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	200,340.2		184,688.1
Ending balance			200,340.2	184,688.1
Buildings [member] | Cost [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	418,714.3		379,134.6	304,404.5
Additions			40,396.4	75,594.7
Ending balance			418,714.3	379,134.6
Buildings [member] | Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	562.6
Ending balance	562.6		562.6
Buildings [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	218,374.1		194,446.5	174,349.1
Additions			24,293.4	20,844.6
Ending balance			218,374.1	$ 194,446.5
Buildings [member] | Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	474.9
Additions	24.2
Ending balance	$ 499.1		$ 474.9